UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Institutional

International Equity Fund

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Institutional International Equity Fund

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.7%
Alcoholic Beverages - 7.0%
Diageo PLC	3,266,772	$62,152,819
Heineken N.V.	1,869,446	83,544,541
Pernod Ricard S.A.	555,773	43,577,201

		$189,274,561

Apparel Manufacturers - 4.7%
Burberry Group PLC	833,557	$15,088,624
Compagnie Financiere Richemont S.A.	419,250	18,610,810
Li & Fung Ltd.	17,582,000	28,866,098
LVMH Moet Hennessy Louis Vuitton S.A.	492,525	65,312,160

		$127,877,692

Automotive - 2.6%
DENSO Corp.	1,201,900	$38,523,129
Honda Motor Co. Ltd.	1,086,100	31,844,436

		$70,367,565

Broadcasting - 1.3%
WPP Group PLC	3,898,560	$35,953,086

Brokerage & Asset Managers - 2.0%
BM&F Bovespa S.A.	2,886,200	$13,492,726
Deutsche Boerse AG (a)	520,834	26,154,106
Nomura Holdings, Inc.	4,049,400	14,755,649

		$54,402,481

Business Services - 4.8%
Amadeus Holdings AG	1,781,961	$28,605,402
Compass Group PLC	4,748,027	38,394,807
Hays PLC	9,379,730	10,064,477
Infosys Technology Ltd.	356,492	18,059,006
Randstad Holding N.V.	1,054,315	33,632,493

		$128,756,185

Chemicals - 0.6%
Givaudan S.A.	21,097	$16,481,495

Computer Software - 2.1%
Dassault Systemes S.A.	210,571	$14,868,332
SAP AG	842,755	42,959,645

		$57,827,977

Computer Software - Systems - 2.6%
Canon, Inc.	1,143,800	$51,782,171
Hon Hai Precision Industry Co. Ltd.	8,683,400	19,384,191

		$71,166,362

Conglomerates - 1.1%
Smiths Group PLC	1,867,917	$28,778,170

Consumer Products - 4.5%
Beiersdorf AG	849,835	$45,510,965
Reckitt Benckiser Group PLC	1,306,961	66,075,887
Svenska Cellulosa Aktiebolaget	720,677	8,762,301

		$120,349,153

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electrical Equipment - 3.4%
Legrand S.A.	1,001,977	$31,236,664
Schneider Electric S.A.	1,149,265	61,874,759

		$93,111,423

Electronics - 5.2%
Hoya Corp.	2,121,800	$48,898,211
Samsung Electronics Co. Ltd.	70,440	49,344,147
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,768,810	43,077,498

		$141,319,856

Energy - Independent - 2.6%
CNOOC Ltd.	8,667,000	$13,924,390
INPEX Corp.	9,001	55,467,818

		$69,392,208

Energy - Integrated - 2.5%
BG Group PLC	1,003,802	$19,114,692
Royal Dutch Shell PLC, “A”	1,544,867	47,914,532

		$67,029,224

Engineering - Construction - 0.3%
Keppel Corp. Ltd.	1,218,700	$7,138,577

Food & Beverages - 5.4%
Groupe Danone	908,026	$55,881,033
Nestle S.A.	1,654,511	90,949,005

		$146,830,038

Food & Drug Stores - 3.5%
Lawson, Inc.	816,400	$46,143,486
Tesco PLC	8,482,727	49,619,299

		$95,762,785

Insurance - 4.0%
AIA Group Ltd.	7,131,000	$20,183,457
ING Groep N.V. (a)	5,977,100	42,066,911
QBE Insurance Group Ltd.	1,996,134	24,491,717
Swiss Re Ltd.	452,623	21,065,999

		$107,808,084

Machinery & Tools - 1.3%
Fanuc Ltd.	259,000	$35,658,795

Major Banks - 9.9%
Banco Santander S.A.	3,716,831	$30,385,249
Barclays PLC	4,644,845	11,402,280
Erste Group Bank AG	396,544	10,107,498
HSBC Holdings PLC	9,880,975	75,306,269
Julius Baer Group Ltd.	1,517,488	50,569,638
Standard Chartered PLC	2,453,646	48,973,245
Westpac Banking Corp.	2,111,256	40,578,495

		$267,322,674

Medical Equipment - 1.2%
Sonova Holding AG	191,685	$17,297,313
Synthes, Inc. (n)	100,878	16,310,975

		$33,608,288

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Institutional International Equity Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Metals & Mining - 1.3%
Rio Tinto PLC	786,032	$34,715,010

Network & Telecom - 0.5%
HTC Corp.	613,500	$13,478,010

Other Banks & Diversified Financials - 3.6%
ICICI Bank Ltd.	2,303,194	$40,502,867
Komercni Banka A.S.	110,302	20,570,086
UBS AG (a)	3,221,126	36,666,947

		$97,739,900

Pharmaceuticals - 4.5%
Bayer AG	615,419	$33,820,958
Merck KGaA	361,822	29,606,276
Roche Holding AG	367,701	59,156,362

		$122,583,596

Printing & Publishing - 0.5%
Wolters Kluwer N.V.	843,445	$13,658,726

Railroad & Shipping - 2.4%
Canadian National Railway Co.	972,841	$64,771,754

Specialty Chemicals - 9.7%
Akzo Nobel N.V.	908,969	$40,183,597
L’Air Liquide S.A.	505,182	59,074,328
Linde AG	748,166	99,784,851
Shin- Etsu Chemical Co. Ltd.	1,283,300	62,921,102

		$261,963,878

Specialty Stores - 0.8%
Hennes & Mauritz AB, “B”	732,353	$21,876,212

Telecommunications - Wireless - 0.9%
MTN Group Ltd.	1,290,799	$21,118,611
Tim Participacoes S.A., ADR	121,450	2,861,362

		$23,979,973

Telephone Services - 1.5%
China Unicom Ltd.	13,032,000	$26,610,549
Singapore Telecommunications Ltd.	6,245,050	15,078,079

		$41,688,628

Utilities - Electric Power - 0.4%
Red Electrica de Espana	229,497	$10,472,955

Total Common Stocks		$2,673,145,321

MONEY MARKET FUNDS (v) - 1.0%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	26,711,745	$26,711,745

Total Investments	$2,699,857,066

OTHER ASSETS, LESS LIABILITIES -0.3%	8,142,427

NET ASSETS - 100.0%	$2,707,999,493

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,310,975 representing 0.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Institutional International Equity Fund

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$—	$543,553,197	$—	$543,553,197
Japan	—	385,994,797	—	385,994,797
France	—	331,824,477	—	331,824,477
Switzerland	—	327,108,544	—	327,108,544
Germany	—	277,836,801	—	277,836,801
Netherlands	—	213,086,268	—	213,086,268
Taiwan	43,077,498	32,862,201	—	75,939,699
Spain	—	69,463,606	—	69,463,606
Australia	—	65,070,212	—	65,070,212
Other Countries	101,695,928	281,571,792	—	383,267,720
Mutual Funds	26,711,745	—	—	26,711,745

Total Investments	$171,485,171	$2,528,371,895	$—	$2,699,857,066

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Institutional International Equity Fund

Supplemental Information (Unaudited) 9/30/11 - continued

Of the level 2 investments presented above, equity investments amounting to $1,798,583,411 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,857,829,865

Gross unrealized appreciation	$197,372,943
Gross unrealized depreciation	(355,345,742)

Net unrealized appreciation (depreciation)	$(157,972,799)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,452,870	143,351,655	(130,092,780)	26,711,745

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,841	$26,711,745

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2011, are as follows:

United Kingdom	20.1%
Japan	14.3%
France	12.3%
Switzerland	12.1%
Germany	10.3%
Netherlands	7.9%
Taiwan	2.8%
Spain	2.6%
Australia	2.4%
Other Countries	15.2%

4

MFS® Institutional

Large Cap Value Fund

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Institutional Large Cap Value Fund

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 100.5%
Aerospace - 8.9%
Honeywell International, Inc.	42,989	$1,887,645
Huntington Ingalls Industries, Inc. (a)	4,752	115,616
Lockheed Martin Corp.	64,569	4,690,292
Northrop Grumman Corp.	28,335	1,477,954
United Technologies Corp.	42,088	2,961,312

		$11,132,819

Alcoholic Beverages - 1.7%
Diageo PLC, ADR	27,850	$2,114,651

Automotive - 1.0%
General Motors Co. (a)	12,700	$256,286
Johnson Controls, Inc.	39,722	1,047,469

		$1,303,755

Broadcasting - 3.4%
Omnicom Group, Inc.	37,073	$1,365,769
Viacom, Inc., “B”	31,580	1,223,409
Walt Disney Co.	57,992	1,749,039

		$4,338,217

Brokerage & Asset Managers - 1.2%
Blackrock, Inc.	8,602	$1,273,182
Franklin Resources, Inc.	3,200	306,048

		$1,579,230

Business Services - 3.2%
Accenture PLC, “A”	48,457	$2,552,715
Dun & Bradstreet Corp.	10,715	656,401
Fiserv, Inc. (a)	1,310	66,509
Western Union Co.	45,587	697,025

		$3,972,650

Cable TV - 0.7%
Comcast Corp., “Special A”	40,780	$843,738

Chemicals - 2.6%
3M Co.	25,386	$1,822,461
PPG Industries, Inc.	20,781	1,468,385

		$3,290,846

Computer Software - 2.2%
Oracle Corp.	97,833	$2,811,720

Computer Software - Systems - 2.8%
Hewlett-Packard Co.	22,198	$498,345
International Business Machines Corp.	17,444	3,053,223

		$3,551,568

Construction - 2.1%
Pulte Homes, Inc. (a)	37,944	$149,879
Sherwin-Williams Co.	15,663	1,164,074
Stanley Black & Decker, Inc.	26,290	1,290,839

		$2,604,792

Consumer Products - 0.6%
Procter & Gamble Co.	11,343	$716,651

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electrical Equipment - 2.0%
Danaher Corp.	34,404	$1,442,904
Tyco International Ltd.	27,920	1,137,740

		$2,580,644

Electronics - 1.4%
ASML Holding N.V.	14,410	$497,721
Intel Corp.	60,417	1,288,695

		$1,786,416

Energy - Independent - 3.2%
Apache Corp.	18,484	$1,483,156
EOG Resources, Inc.	7,887	560,056
Occidental Petroleum Corp.	27,276	1,950,234

		$3,993,446

Energy - Integrated - 4.5%
Chevron Corp.	31,992	$2,959,900
Exxon Mobil Corp.	30,535	2,217,757
Hess Corp.	9,716	509,701

		$5,687,358

Engineering - Construction - 0.2%
Fluor Corp.	4,390	$204,355

Food & Beverages - 5.4%
General Mills, Inc.	58,554	$2,252,572
J.M. Smucker Co.	5,058	368,678
Kellogg Co.	17,237	916,836
Nestle S.A., ADR	31,495	1,735,375
PepsiCo, Inc.	23,701	1,467,092

		$6,740,553

Food & Drug Stores - 0.7%
CVS Caremark Corp.	25,678	$862,267

General Merchandise - 2.0%
Kohl’s Corp.	10,370	$509,167
Target Corp.	40,300	1,976,312

		$2,485,479

Insurance - 7.2%
ACE Ltd.	18,548	$1,124,009
Aon Corp.	31,216	1,310,448
Chubb Corp.	16,680	1,000,633
MetLife, Inc.	83,821	2,347,826
Prudential Financial, Inc.	36,404	1,705,891
Travelers Cos., Inc.	30,868	1,504,198

		$8,993,005

Leisure & Toys - 1.0%
Hasbro, Inc.	37,497	$1,222,777

Machinery & Tools - 0.5%
Eaton Corp.	17,668	$627,214

Major Banks - 11.3%
Bank of America Corp.	185,392	$1,134,599
Bank of New York Mellon Corp.	115,496	2,147,071
Goldman Sachs Group, Inc.	32,867	3,107,575

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Institutional Large Cap Value Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
JPMorgan Chase & Co.	106,413	$3,205,160
PNC Financial Services Group, Inc.	19,693	949,006
State Street Corp.	32,064	1,031,178
SunTrust Banks, Inc.	9,880	177,346
Wells Fargo & Co.	99,721	2,405,271

		$14,157,206

Medical & Health Technology & Services - 0.6%
Quest Diagnostics, Inc.	14,490	$715,226

Medical Equipment - 3.7%
Becton, Dickinson & Co.	17,640	$1,293,365
Medtronic, Inc.	53,139	1,766,340
St. Jude Medical, Inc.	23,659	856,219
Thermo Fisher Scientific, Inc. (a)	15,160	767,702

		$4,683,626

Network & Telecom - 0.8%
Cisco Systems, Inc.	61,844	$957,964

Oil Services - 0.5%
Transocean, Inc.	14,583	$696,192

Other Banks & Diversified Financials - 0.8%
MasterCard, Inc., “A”	3,041	$964,484

Pharmaceuticals - 9.1%
Abbott Laboratories	57,380	$2,934,413
Johnson & Johnson	62,094	3,956,009
Merck & Co., Inc.	15,912	520,482
Pfizer, Inc.	183,573	3,245,571
Roche Holding Ltd., ADR (a)	18,900	760,158

		$11,416,633

Printing & Publishing - 0.3%
Moody’s Corp.	12,550	$382,148

Railroad & Shipping - 0.6%
Canadian National Railway Co.	10,779	$717,666

Restaurants - 0.5%
McDonald’s Corp.	6,960	$611,227

Specialty Chemicals - 1.1%
Air Products & Chemicals, Inc.	17,516	$1,337,697

Specialty Stores - 0.9%
Advance Auto Parts, Inc.	13,702	$796,086
Staples, Inc.	28,827	383,399

		$1,179,485

Telecommunications - Wireless - 1.5%
Vodafone Group PLC, ADR	74,240	$1,904,256

Telephone Services - 3.0%
AT&T, Inc.	134,773	$3,843,726

Tobacco - 5.3%
Altria Group, Inc.	37,211	$997,627
Philip Morris International, Inc.	76,674	4,782,924

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Tobacco - continued
Reynolds American, Inc.	23,030	863,164

		$6,643,715

Utilities - Electric Power - 2.0%
PG&E Corp.	34,696	$1,467,988
PPL Corp.	18,276	521,597
Public Service Enterprise Group, Inc.	17,553	585,744

		$2,575,329

Total Common Stocks		$126,230,731

CONVERTIBLE PREFERRED STOCKS - 0.2%
Utilities - Electric Power - 0.2%
PPL Corp., 9.5%	4,100	$227,140

Total Convertible Preferred Stocks		$227,140

MONEY MARKET FUNDS (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	65	$65

Total Investments		$126,457,936

OTHER ASSETS, LESS LIABILITIES - (0.7)%		(905,825)

NET ASSETS - 100.0%		$125,552,111

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Institutional Large Cap Value Fund

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$126,457,871	$—	$—	$126,457,871
Mutual Funds	65	—	—	65

Total Investments	$126,457,936	$—	$—	$126,457,936

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$130,296,667

Gross unrealized appreciation	$8,188,332
Gross unrealized depreciation	(12,027,063)

Net unrealized appreciation (depreciation)	$(3,838,731)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Institutional Large Cap Value Fund

Supplemental Information (Unaudited) 9/30/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,232,800	3,618,230	(4,850,965)	65

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$284	$65

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2011

*	Print name and title of each signing officer under his or her signature.